UNSECURED NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2023
Unsecured Notes Payable
Schedule of notes payable

(In thousands)	iOx	Total
Balance, April 1, 2021	$150	$150
Exchange of notes payable and accrued interest for iOx shares	(150)	(150)
Balance, March 31, 2022	$–	$–
Balance, March 31, 2023	$–	$–